Critical Accounting Estimates and Judgments - Additional Information (Detail)	Apr. 30, 2022
Disclosure Of Changes In Accounting Estimates [Abstract]
Actuarial assumption of expected rates of inflation	7.65%
Percentage of reasonably possible decrease in actuarial assumption	10.00%